SUMMARY OF UNAUDITED PRO-FORMA INFORMATION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 3,245,903	$ 7,110,532	$ 12,737,673	$ 28,195,359	$ 34,424,314	$ 64,811,151
Gross profit	1,602,792	4,781,949	7,677,757	19,588,526	23,622,443	46,546,657
Loss before income taxes	(10,920,822)	(5,115,089)	(31,553,666)	(11,884,106)	(20,142,487)	(1,829,530)
Income tax benefit	104,129	1,825,073	(789,803)	1,318,827	(3,035,990)	(594,509)
Net loss	$ (11,024,951)	$ (6,940,162)	$ (30,763,863)	$ (13,202,933)	$ (17,106,497)	$ (1,235,021)
Basic and diluted loss per share	$ (0.04)	$ (0.04)	$ (0.12)	$ (0.07)	$ (0.08)	$ (0.01)
Pro Forma [Member]
Net sales					$ 34,424,314	$ 74,664,436
Gross profit					23,622,443	53,630,538
Loss from continuing operations					(20,142,487)	(1,988,501)
Loss before income taxes					(20,142,487)	(1,988,501)
Income tax benefit					(3,035,990)	(1,782,278)
Net loss					$ (17,106,497)	$ (206,223)
Basic and diluted loss per share					$ (0.08)	$ (0.00)